Operating Lease (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 1,680,547	$ 175,004
Operating lease liabilities, current	761,904	299,461
Operating lease liabilities, noncurrent	1,003,943	19,394
Total operating lease liabilities	$ 1,765,847	$ 318,855